Investments in equity investees	12 Months Ended
Mar. 31, 2019
Investments in equity investees
Investments in equity investees

13.Investments in equity investees

	Cost method	Equity method	Total
	(in millions of RMB)
Balance as of April 1, 2017	35,404	84,964	120,368
Additions (i)	34,121	26,391	60,512
Share of results, other comprehensive income and other reserves (ii)	—	(3,660)	(3,660)
Disposals	(3,051)	(474)	(3,525)
Transfers (iii)	(1,725)	(9,011)	(10,736)
Impairment loss (iv)	(1,753)	(18,153)	(19,906)
Foreign currency translation adjustments	(3,054)	(299)	(3,353)
Balance as of March 31, 2018	59,942	79,758	139,700
Transfer of cost method investments (v)	(59,942)	—	(59,942)
Balance as of April 1, 2018	—	79,758	79,758
Additions (i)	—	14,360	14,360
Share of results, other comprehensive income and other reserves (ii)	—	1,905	1,905
Disposals	—	(1,160)	(1,160)
Transfers (iii)	—	(10,153)	(10,153)
Impairment loss (iv)	—	(493)	(493)
Foreign currency translation adjustments	—	237	237
Balance as of March 31, 2019	—	84,454	84,454

(i)	Details of the significant additions of the investments in equity investees are set out in Note 4.
(ii)

Share of results, other comprehensive income and other reserves include the share of results of the equity investees, the gain or loss arising from the deemed disposal of the equity investees and the amortization of basis differences. The amount excludes the expenses relating to the share-based awards underlying the equity of the Company and Ant Financial granted to employees of certain equity investees (Note 8(d)).

(iii)

During the year ended March 31, 2018, transfers under the equity method were primarily related to the consolidation of Cainiao Network (Note 4(f)) and Intime (Note 4(g)) upon the acquisition of control by the Company.

During the year ended March 31, 2019, transfers under the equity method were primarily related to the consolidation of Alibaba Pictures (Note 4(b)).

(iv)

Impairment charges in connection with the equity method investments of RMB245 million, RMB18,153 million and RMB493 million were recorded in share of results of equity investees in the consolidated income statements for the years ended March 31, 2017, 2018 and 2019, respectively.

Impairment charges in connection with the cost method investments of RMB2,125 million and RMB1,753 million were recorded in interest and investment income, net in the consolidated income statements for the years ended March 31, 2017 and 2018, respectively.

Out of the impairment charges relating to the equity method investments for the year ended March 31, 2018, RMB18,116 million was related to the Company’s investment in Alibaba Pictures (Note 4(b)). The fair value measurements with respect to the impairments of other equity investees were individually insignificant and utilized a number of different unobservable inputs not subject to meaningful aggregation.

(v)Upon the adoption of ASU 2016-01, the Company no longer accounts for certain other equity investments in privately held companies over which the Company neither has control nor significant influence through investment in common stock or in-substance common stock using the cost method, and RMB59,942 million were reclassified into investment securities (Note 11) as of April 1, 2018.

As of March 31, 2018, cost method investments with an aggregate carrying amount of RMB30,318 million have appreciated in value and the Company estimated the fair value to be approximately RMB61,936 million. As of the same date, for certain other cost method investments with an aggregate carrying amount of RMB29,624 million, the Company identified no events or changes in circumstances that may have a significant adverse effect on the fair value of the investments and determined that it is not practicable to estimate their fair values.

As of March 31, 2019, equity method investments with an aggregate carrying amount of RMB56,463 million that are publicly traded have increased in value and the total market value of these investments amounted to RMB72,200 million.

For the years ended March 31, 2017, 2018 and 2019, equity method investments held by the Company in aggregate have met the significance criteria as defined under Rule 4-08 (g) of Regulation S-X. As such, the Company is required to present summarized financial information for all of its equity method investments as a group as follows:

	Year ended March 31,
	2017	2018	2019
	(in millions of RMB)
Operating data:
Revenue	125,701	284,706	488,775
Cost of revenue	(109,790)	(242,068)	(405,074)
(Loss) Income from operations	(9,071)	(7,072)	3,840
Net (loss) income	(6,743)	195	2,923

	As of March 31,
	2018	2019
	(in millions of RMB)
Balance sheet data:
Current assets	200,742	257,502
Non-current assets	184,310	222,484
Current liabilities	162,340	205,272
Non-current liabilities	26,107	34,191
Noncontrolling interests and mezzanine equity	16,586	10,151